Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and Equipment	$ 15,875	$ 14,289
Less: accumulated depreciation and amortization	3,753	3,447
Net premises and equipment	12,122	10,842
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment	2,850	2,850
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment	9,002	8,858
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment	3,823	2,414
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment	$ 200	$ 167